Loss before income tax - Summary of Loss Before Income Tax (Parenthetical) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure Of Loss Before Income Tax Line Item
Total share-based payment transactions	$ 6,198,588	$ 5,275,165	$ 3,388,662
Research and Development
Disclosure Of Loss Before Income Tax Line Item
Total share-based payment transactions	3,638,311	2,837,231	2,461,110
Manufacturing and Commercialization
Disclosure Of Loss Before Income Tax Line Item
Total share-based payment transactions	558,928	420,762	681,355
Management and Administration
Disclosure Of Loss Before Income Tax Line Item
Total share-based payment transactions	2,001,349	2,017,172	246,197
Research and Development Tax Incentive | Australian Government
Disclosure Of Loss Before Income Tax Line Item
Other income	1,800,000	1,500,000	3,800,000
Research and Development Tax Incentive | Australian Government | Change In Original Estimated Receivable Amount
Disclosure Of Loss Before Income Tax Line Item
Other income	$ 100,000	$ (100,000)	$ 1,100,000